UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders

Fidelity® Magellan® Fund

Semiannual Report September 30, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	16	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	20	Notes to the financial statements.
Report of Independent	26
Registered Public
Accounting Firm
Proxy Voting Results	27
Board Approval of	28
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of
FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling
1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offend ers should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and partici pants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3s

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	April 1, 2005
	April 1, 2005	September 30, 2005	to September 30, 2005
Actual	$1,000.00	$1,051.20	$2.93
Hypothetical (5% return per
year before expenses)	$1,000.00	$1,022.21	$2.89

* Expenses are equal to the Fund’s annualized expense ratio of .57%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of September 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Electric Co.	4.2	4.1
Microsoft Corp.	3.5	3.0
Exxon Mobil Corp.	3.4	3.0
American International Group, Inc.	2.9	2.7
Home Depot, Inc.	2.3	2.2
Citigroup, Inc.	2.1	2.7
Johnson & Johnson	2.0	1.9
Intel Corp.	1.9	1.7
Lowe’s Companies, Inc.	1.7	1.7
Viacom, Inc. Class B (non vtg.)	1.7	2.1
	25.7

Top Five Market Sectors as of September 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	20.6	17.5
Financials	16.8	20.3
Consumer Discretionary	16.0	16.8
Health Care	12.8	11.4
Energy	12.0	10.7

5 Semiannual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Common Stocks 98.9%

	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 16.0%
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	5,047,400	$169,037
Starwood Hotels & Resorts Worldwide, Inc. unit	3,973,827	227,184
		396,221
Household Durables – 0.2%
Centex Corp.	1,000,000	64,580
Garmin Ltd. (d)	700,000	47,481
		112,061
Internet & Catalog Retail 0.8%
Amazon.com, Inc. (a)	526,900	23,869
eBay, Inc. (a)	6,100,000	251,320
Expedia, Inc., Delaware (a)	2,500,000	49,525
IAC/InterActiveCorp (a)	2,500,000	63,375
		388,089
Media – 6.8%
Clear Channel Communications, Inc.	14,857,854	488,675
EchoStar Communications Corp. Class A	2,400,000	70,968
Gannett Co., Inc.	1,392,300	95,832
McGraw Hill Companies, Inc.	1,332,000	63,989
News Corp.:
Class A	8,160,000	127,214
Class B	10,600,000	174,900
Omnicom Group, Inc.	3,401,576	284,474
Time Warner, Inc.	33,004,754	597,716
Tribune Co.	1,633,922	55,374
Univision Communications, Inc. Class A (a)	2,590,000	68,713
Viacom, Inc. Class B (non-vtg.)	27,328,537	902,115
Walt Disney Co.	17,601,500	424,724
XM Satellite Radio Holdings, Inc. Class A (a)	5,000,000	179,550
		3,534,244
Multiline Retail – 1.3%
Federated Department Stores, Inc.	2,247,300	150,277
JCPenney Co., Inc.	2,000,000	94,840
Kohl’s Corp. (a)	3,200,000	160,576
Target Corp.	5,100,000	264,843
		670,536
Specialty Retail – 5.5%
Best Buy Co., Inc.	3,673,350	159,901
Circuit City Stores, Inc.	1,000,000	17,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Home Depot, Inc.	31,145,800	$ 1,187,901
Lowe’s Companies, Inc.	14,210,000	915,124
Office Depot, Inc. (a)	1,700,000	50,490
Staples, Inc.	18,918,000	403,332
TJX Companies, Inc.	7,000,000	143,360
		2,877,268
Textiles, Apparel & Luxury Goods – 0.6%
Liz Claiborne, Inc.	4,490,000	176,547
NIKE, Inc. Class B	1,798,500	146,901
		323,448

TOTAL CONSUMER DISCRETIONARY		8,301,867

CONSUMER STAPLES 7.3%
Beverages – 1.2%
PepsiCo, Inc.	6,024,700	341,661
The Coca-Cola Co.	6,266,100	270,633
		612,294
Food & Staples Retailing – 2.8%
CVS Corp.	23,841,972	691,656
Safeway, Inc.	914,000	23,398
Wal-Mart Stores, Inc.	14,894,240	652,666
Walgreen Co.	2,345,900	101,929
		1,469,649
Food Products 0.0%
Nestle SA (Reg.)	36,600	10,719
Household Products – 1.1%
Colgate-Palmolive Co.	3,379,700	178,414
Kimberly Clark Corp.	1,700,000	101,201
Procter & Gamble Co.	4,858,800	288,904
		568,519
Personal Products 0.9%
Gillette Co.	7,706,200	448,501
Tobacco 1.3%
Altria Group, Inc.	9,105,200	671,144

TOTAL CONSUMER STAPLES		3,780,826

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY 12.0%
Energy Equipment & Services – 4.7%
Baker Hughes, Inc.	8,221,000	$490,629
BJ Services Co.	1,200,000	43,188
Cooper Cameron Corp. (a)	1,295,500	95,776
Diamond Offshore Drilling, Inc.	800,000	49,000
GlobalSantaFe Corp.	600,000	27,372
Halliburton Co.	6,299,600	431,649
Nabors Industries Ltd. (a)	1,800,000	129,294
Noble Corp.	300,000	20,538
Pride International, Inc. (a)	1,500,000	42,765
Schlumberger Ltd. (NY Shares)	8,728,700	736,528
Smith International, Inc.	557,200	18,560
Transocean, Inc. (a)	3,612,563	221,486
Weatherford International Ltd. (a)	2,020,000	138,693
		2,445,478
Oil, Gas & Consumable Fuels – 7.3%
Apache Corp.	3,003,210	225,901
BP PLC sponsored ADR	4,768,842	337,872
Burlington Resources, Inc.	3,923,850	319,087
Chevron Corp.	4,069,100	263,393
ConocoPhillips	8,304,118	580,541
EnCana Corp.	800,000	46,688
Exxon Mobil Corp.	27,922,136	1,774,173
Occidental Petroleum Corp.	3,021,400	258,118
		3,805,773

TOTAL ENERGY		6,251,251

FINANCIALS – 16.8%
Capital Markets 2.2%
Bank of New York Co., Inc.	2,204,400	64,831
E*TRADE Financial Corp. (a)	5,500,000	96,800
Goldman Sachs Group, Inc.	3,648,500	443,585
Merrill Lynch & Co., Inc.	8,642,900	530,242
Morgan Stanley	500,000	26,970
		1,162,428
Commercial Banks – 3.9%
Bank of America Corp.	21,222,808	893,480
Synovus Financial Corp.	3,959,775	109,765
U.S. Bancorp, Delaware	1,955,674	54,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Commercial Banks – continued
Wachovia Corp.	6,146,094	$292,493
Wells Fargo & Co.	11,461,200	671,282
		2,021,935
Consumer Finance – 1.6%
American Express Co.	12,095,100	694,743
Capital One Financial Corp.	500,000	39,760
MBNA Corp.	4,392,950	108,242
		842,745
Diversified Financial Services – 3.0%
Citigroup, Inc.	24,115,753	1,097,749
Indiabulls Financial Services Ltd. GDR (e)	3,433,108	15,465
JPMorgan Chase & Co.	12,430,408	421,764
		1,534,978
Insurance – 5.0%
ACE Ltd.	1,000,000	47,070
AFLAC, Inc.	4,147,000	187,859
American International Group, Inc.	24,472,570	1,516,320
Berkshire Hathaway, Inc. Class A (a)	557	45,674
Hartford Financial Services Group, Inc.	3,000,000	231,510
MetLife, Inc.	5,000,000	249,150
The St. Paul Travelers Companies, Inc.	6,558,817	294,294
W.R. Berkley Corp.	1,237,500	48,857
		2,620,734
Real Estate 0.4%
Equity Office Properties Trust	2,286,400	74,788
Equity Residential (SBI)	3,343,000	126,533
		201,321
Thrifts & Mortgage Finance – 0.7%
Countrywide Financial Corp.	821,567	27,095
Fannie Mae	3,951,900	177,124
Golden West Financial Corp., Delaware	2,700,000	160,353
		364,572

TOTAL FINANCIALS		8,748,713

HEALTH CARE – 12.8%
Biotechnology – 2.8%
Amgen, Inc. (a)	4,302,230	342,759

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Biotechnology – continued
Biogen Idec, Inc. (a)	2,118,300	$83,630
Charles River Laboratories International, Inc. (a)	804,700	35,101
Genentech, Inc. (a)	7,884,000	663,912
Genzyme Corp. (a)	1,300,000	93,132
Gilead Sciences, Inc. (a)	3,600,000	175,536
MedImmune, Inc. (a)	1,000,000	33,650
Millennium Pharmaceuticals, Inc. (a)	1,700,000	15,861
		1,443,581
Health Care Equipment & Supplies – 1.8%
Baxter International, Inc.	3,200,000	127,584
Boston Scientific Corp. (a)	344,000	8,039
C.R. Bard, Inc.	200,000	13,206
Gen-Probe, Inc. (a)	500,000	24,725
Medtronic, Inc.	9,000,000	482,580
St. Jude Medical, Inc. (a)	1,800,000	84,240
Thermo Electron Corp. (a)	1,471,500	45,469
Waters Corp. (a)	3,198,600	133,062
		918,905
Health Care Providers & Services – 2.5%
Aetna, Inc.	300,000	25,842
Cardinal Health, Inc.	7,799,336	494,790
UnitedHealth Group, Inc.	14,026,000	788,261
WebMD Health Corp. Class A	95,700	2,359
WellPoint, Inc. (a)	300,000	22,746
		1,333,998
Pharmaceuticals – 5.7%
Abbott Laboratories	6,046,500	256,372
Allergan, Inc.	550,000	50,391
Forest Laboratories, Inc. (a)	1,200,000	46,764
Johnson & Johnson	16,315,200	1,032,426
Pfizer, Inc.	35,799,895	893,923
Schering-Plough Corp.	4,732,700	99,623
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,000,000	100,260
Wyeth	11,021,300	509,956
		2,989,715

TOTAL HEALTH CARE		6,686,199

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – 10.0%
Aerospace & Defense – 1.7%
Honeywell International, Inc.	7,780,400	$291,765
Lockheed Martin Corp.	2,300,000	140,392
The Boeing Co.	1,250,000	84,938
United Technologies Corp.	7,200,000	373,248
		890,343
Air Freight & Logistics – 0.1%
United Parcel Service, Inc. Class B	600,000	41,478
Building Products 0.3%
Masco Corp.	5,665,200	173,808
Commercial Services & Supplies – 0.7%
Cendant Corp.	11,000,000	227,040
ChoicePoint, Inc. (a)	839,066	36,222
Monster Worldwide, Inc. (a)	500,000	15,355
Robert Half International, Inc.	2,124,900	75,625
		354,242
Electrical Equipment – 0.4%
Emerson Electric Co.	2,732,400	196,186
Industrial Conglomerates – 6.1%
3M Co.	3,926,240	288,029
General Electric Co.	64,615,900	2,175,618
Tyco International Ltd.	25,407,455	707,598
		3,171,245
Machinery – 0.7%
Caterpillar, Inc.	3,500,000	205,625
Dover Corp.	1,000,000	40,790
Ingersoll-Rand Co. Ltd. Class A	3,937,700	150,538
Trivest 1992 Special Fund Ltd. (a)(f)	26,600,000	266
		397,219

TOTAL INDUSTRIALS		5,224,521

INFORMATION TECHNOLOGY – 20.6%
Communications Equipment – 4.3%
Adtran, Inc.	500,000	15,750
Cisco Systems, Inc. (a)	42,308,200	758,586
Comverse Technology, Inc. (a)	500,000	13,135
Juniper Networks, Inc. (a)	6,700,000	159,393
Lucent Technologies, Inc. warrants 12/10/07 (a)	1,201,054	1,141

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Motorola, Inc.	19,200,000	$424,128
Nokia Corp. sponsored ADR	4,000,000	67,640
QUALCOMM, Inc.	11,282,000	504,870
Research In Motion Ltd. (a)	1,734,200	118,288
SiRF Technology Holdings, Inc. (a)	500,000	15,065
Sonus Networks, Inc. (a)	1,000,000	5,800
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	5,000,000	184,200
		2,267,996
Computers & Peripherals – 3.1%
Apple Computer, Inc. (a)	5,300,000	284,133
Dell, Inc. (a)	19,362,400	662,194
EMC Corp. (a)	20,816,900	269,371
Hewlett-Packard Co.	2,300,000	67,160
International Business Machines Corp.	3,967,600	318,281
Lexmark International, Inc. Class A (a)	222,000	13,553
		1,614,692
Electronic Equipment & Instruments – 0.1%
Flextronics International Ltd. (a)	3,125,000	40,156
Jabil Circuit, Inc. (a)	1,000,000	30,920
		71,076
Internet Software & Services – 3.1%
Google, Inc. Class A (sub. vtg.) (a)	2,811,800	889,822
Yahoo!, Inc. (a)	20,986,600	710,187
		1,600,009
IT Services – 0.4%
First Data Corp.	5,150,000	206,000
Semiconductors & Semiconductor Equipment – 4.4%
Advanced Micro Devices, Inc. (a)	500,000	12,600
Altera Corp. (a)	500,000	9,555
Analog Devices, Inc.	6,119,732	227,287
Applied Materials, Inc.	3,500,000	59,360
Broadcom Corp. Class A (a)	3,900,000	182,949
Freescale Semiconductor, Inc.:
Class A (a)	3,000,000	70,230
Class B (a)	1,819,968	42,915
Ikanos Communications, Inc.	100,000	1,229
Intel Corp.	40,176,900	990,361
Intersil Corp. Class A	1,069,700	23,298

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
KLA Tencor Corp.	1,800,000	$87,768
Lam Research Corp. (a)	499,200	15,211
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	14,093,720	115,850
Texas Instruments, Inc.	11,697,700	396,552
Xilinx, Inc.	1,700,000	47,345
		2,282,510
Software 5.2%
Adobe Systems, Inc.	1,416,094	42,270
Autodesk, Inc. (a)	500,000	23,220
BEA Systems, Inc. (a)	3,150,000	28,287
Citrix Systems, Inc. (a)	1,440,000	36,202
FileNET Corp. (a)	550,000	15,345
Macromedia, Inc. (a)	415,000	16,878
Macrovision Corp. (a)	1,100,000	21,010
Microsoft Corp.	69,842,900	1,797,058
Oracle Corp. (a)	25,895,000	320,839
Quest Software, Inc. (a)	1,631,000	24,579
SAP AG sponsored ADR	1,950,000	84,494
Symantec Corp. (a)	13,076,468	296,313
		2,706,495

TOTAL INFORMATION TECHNOLOGY		10,748,778

MATERIALS 0.8%
Chemicals – 0.5%
Dow Chemical Co.	4,450,000	185,432
Lyondell Chemical Co.	901,100	25,789
Praxair, Inc.	1,000,000	47,930
		259,151
Containers & Packaging – 0.0%
Packaging Corp. of America	400,000	7,764
Smurfit-Stone Container Corp. (a)	1,300,000	13,468
		21,232
Metals & Mining – 0.2%
Alcoa, Inc.	4,100,000	100,122

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Paper & Forest Products 0.1%
Weyerhaeuser Co.	800,000	$55,000

TOTAL MATERIALS		435,505

TELECOMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 1.9%
BellSouth Corp.	9,403,100	247,302
SBC Communications, Inc.	13,577,214	325,446
Verizon Communications, Inc.	11,933,004	390,090
		962,838
Wireless Telecommunication Services – 0.7%
Sprint Nextel Corp.	11,661,020	277,299
Vodafone Group PLC sponsored ADR	3,632,200	94,328
		371,627

TOTAL TELECOMMUNICATION SERVICES		1,334,465

TOTAL COMMON STOCKS
(Cost $29,784,063)		51,512,125

Money Market Funds 1.8%

Fidelity Cash Central Fund, 3.82% (b)	913,429,464	913,429
Fidelity Securities Lending Cash Central Fund,
3.84% (b)(c)	12,128,825	12,129
TOTAL MONEY MARKET FUNDS
(Cost $925,558)		925,558

TOTAL INVESTMENT PORTFOLIO 100.7%
(Cost $30,709,621)		52,437,683

NET OTHER ASSETS – (0.7)%		(354,171)
NET ASSETS 100%		$52,083,512

Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $15,465,000 or
0.0% of net assets.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $266,000 or
0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Trivest 1992
Special Fund Ltd.	7/2/92	$0

Income Tax Information

At March 31, 2005, the fund had a capital
loss carryforward of approximately
$3,456,976,000 of which $821,534,000,
$2,372,897,000 and $262,545,000 will
expire on March 31, 2010, 2011 and
2012, respectively.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		September 30, 2005

Assets
Investment in securities, at value (including securities
loaned of $12,100) (cost $30,709,621)
See accompanying schedule		$52,437,683
Cash		1,425
Receivable for investments sold		74,406
Receivable for fund shares sold		32,650
Dividends receivable		48,498
Interest receivable		1,155
Prepaid expenses		33
Other affiliated receivables		660
Other receivables		1,714
Total assets		52,598,224

Liabilities
Payable for investments purchased	$18,963
Payable for fund shares redeemed	458,215
Accrued management fee	15,023
Other affiliated payables	10,131
Other payables and accrued expenses	251
Collateral on securities loaned, at value	12,129
Total liabilities		514,712

Net Assets		$52,083,512
Net Assets consist of:
Paid in capital		$31,337,413
Undistributed net investment income		269,490
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(1,251,454)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		21,728,063
Net Assets, for 491,940 shares outstanding		$52,083,512
Net Asset Value, offering price and redemption price per
share ($52,083,512 ÷ 491,940 shares)		$105.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Operations
Amounts in thousands	Six months ended September 30, 2005

Investment Income
Dividends		$405,815
Interest		9,233
Security lending		487
Total income		415,535

Expenses
Management fee
Basic fee	$157,258
Performance adjustment	(52,984)
Transfer agent fees	50,642
Accounting and security lending fees	1,217
Independent trustees’ compensation	127
Depreciation in deferred trustee compensation account	(6)
Custodian fees and expenses	426
Registration fees	47
Audit	233
Legal	150
Interest	24
Miscellaneous	342
Total expenses before reductions	157,476
Expense reductions	(3,535)	153,941

Net investment income (loss)		261,594
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	2,364,028
Foreign currency transactions	1
Total net realized gain (loss)		2,364,029
Change in net unrealized appreciation (depreciation) on:
Investment securities	121,113
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation
(depreciation)		121,114
Net gain (loss)		2,485,143
Net increase (decrease) in net assets resulting from
operations		$2,746,737

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	September 30,	March 31,
Amounts in thousands	2005	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$261,594	$790,819
Net realized gain (loss)	2,364,029	1,094,209
Change in net unrealized appreciation (depreciation) .	121,114	66,480
Net increase (decrease) in net assets resulting from
operations	2,746,737	1,951,508
Distributions to shareholders from net investment income .	(153,930)	(772,150)
Share transactions
Proceeds from sales of shares	1,678,437	4,911,554
Reinvestment of distributions	150,079	753,651
Cost of shares redeemed	(9,229,025)	(16,750,341)
Net increase (decrease) in net assets resulting from
share transactions	(7,400,509)	(11,085,136)
Total increase (decrease) in net assets	(4,807,702)	(9,905,778)

Net Assets
Beginning of period	56,891,214	66,796,992
End of period (including undistributed net investment
income of $269,490 and undistributed net invest-
ment income of $161,826, respectively)	$52,083,512	$56,891,214

Other Information
Shares
Sold	16,296	49,445
Issued in reinvestment of distributions	1,501	7,451
Redeemed	(89,142)	(167,452)
Net increase (decrease)	(71,345)	(110,556)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights

	Six months ended
	September 30,		Years ended March 31,
	2005	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$101.00	$ 99.13	$ 76.69	$102.55	$104.50	$143.26
Income from Investment
Operations
Net investment in-
come (loss)D	49	1.26E	.76	.69	.45	.37
Net realized and un
realized gain (loss)	4.66	1.85	22.44	(25.91)	(1.14)	(34.17)
Total from investment
operations	5.15	3.11	23.20	(25.22)	(.69)	(33.80)
Distributions from net
investment income	(.28)	(1.24)	(.76)	(.64)	(.46)	(.27)
Distributions from net
realized gain	—	—	—	—	(.80)	(4.69)
Total distributions	(.28)	(1.24)	(.76)	(.64)	(1.26)	(4.96)
Net asset value, end of
period	$105.87	$101.00	$ 99.13	$ 76.69	$102.55	$104.50
Total ReturnB,C	5.12%	3.14%	30.35%	(24.65)%	(.76)%	(24.22)%
Ratios to Average Net AssetsF
Expenses before ex-
pense reductions	57%A	.63%	.70%	.77%	.89%	.89%
Expenses net of vol-
untary waivers, if
any	57%A	.63%	.70%	.77%	.89%	.89%
Expenses net of all
reductions	56%A	.62%	.70%	.76%	.88%	.88%
Net investment in-
come (loss)	95%A	1.26%E	.83%	.82%	.43%	.29%
Supplemental Data
Net assets, end of
period (in millions)	$52,084	$56,891	$66,797	$54,164	$77,818	$80,190
Portfolio turnover
rate	9%A	6%	13%	21%	15%	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .91%.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Magellan Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to invest ment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The fund is currently closed to most new accounts. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determin ing value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

20

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

21 Semiannual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$22,651,622
Unrealized depreciation	(958,005)
Net unrealized appreciation (depreciation)	$21,693,617
Cost for federal income tax purposes	$30,744,066

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $2,499,312 and $10,126,619, respectively.

Semiannual Report

22

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .38% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,106 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $210 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

23 Semiannual Report

Notes to Financial Statements continued (Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Interfund Lending Program continued

The fund’s activity in this program during the period for which loans were outstanding was as follows:

		Weighted	Interest Earned
	Average Daily	Average Interest	(included in	Interest
Borrower or Lender	Loan Balance	Rate	interest income)	Expense
Borrower	$ 118,322	3.70%	—	$24

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,423 for the period. In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s transfer agent expenses by $1,112.

Semiannual Report

24

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

25 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in confor mity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial state ments”) are the responsibility of the Fidelity Magellan Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state ments, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspon dence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts November 9, 2005

Semiannual Report

26

Proxy Voting Results

A special meeting of the fund’s shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1			Ned C. Lautenbach
To elect a Board of Trustees.A			Affirmative	26,340,642,660.73	95.382
	# of	% of	Withheld	1,275,350,916.97	4.618
	Votes	Votes	TOTAL	27,615,993,577.70	100.000

Dennis J. Dirks			Marvin L. Mann
Affirmative	26,346,963,828.16	95.405	Affirmative	26,268,964,028.76	95.122
Withheld	1,269,029,749.54	4.595	Withheld	1,347,029,548.94	4.878
TOTAL	27,615,993,577.70	100.000	TOTAL	27,615,993,577.70	100.000

Albert R. Gamper, Jr. B			William O. McCoy
Affirmative	26,321,406,104.59	95.312	Affirmative	26,274,352,396.31	95.142
Withheld	1,294,587,473.11	4.688	Withheld	1,341,641,181.39	4.858
TOTAL	27,615,993,577.70	100.000	TOTAL	27,615,993,577.70	100.000

Robert M. Gates			Robert L. Reynolds
Affirmative	26,231,411,892.70	94.986	Affirmative	26,317,937,962.57	95.300
Withheld	1,384,581,685.00	5.014	Withheld	1,298,055,615.13	4.700
TOTAL	27,615,993,577.70	100.000	TOTAL	27,615,993,577.70	100.000

George H. Heilmeier			Cornelia M. Small
Affirmative	26,316,012,184.81	95.293	Affirmative	26,333,310,436.19	95.355
Withheld	1,299,981,392.89	4.707	Withheld	1,282,683,141.51	4.645
TOTAL	27,615,993,577.70	100.000	TOTAL	27,615,993,577.70	100.000

Abigail P. Johnson			William S. Stavropoulos
Affirmative	26,220,074,127.79	94.945	Affirmative	26,311,871,485.50	95.278
Withheld	1,395,919,449.91	5.055	Withheld	1,304,122,092.20	4.722
TOTAL	27,615,993,577.70	100.000	TOTAL	27,615,993,577.70	100.000

Edward C. Johnson 3d			Kenneth L. Wolfe
Affirmative	26,178,573,707.41	94.795	Affirmative	26,311,161,516.68	95.275
Withheld	1,437,419,870.29	5.205	Withheld	1,304,832,061.02	4.725
TOTAL	27,615,993,577.70	100.000	TOTAL	27,615,993,577.70	100.000
Stephen P. Jonas
			A Denotes trust-wide proposals and voting results.
Affirmative	26,295,566,032.38	95.219
			B Effective January 1, 2006.
Withheld	1,320,427,545.32	4.781
TOTAL	27,615,993,577.70	100.000

Marie L. Knowles
Affirmative	26,342,939,596.60	95.390
Withheld	1,273,053,981.10	4.610
TOTAL	27,615,993,577.70	100.000

			27	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Semiannual Report

28

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

30

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one and three year periods and the second quartile for the five year period. The Board also stated that the relative investment performance of the fund was lower than its bench mark over time. The Board discussed with FMR actions to be taken by FMR to improve the fund’s more recent disappointing performance.

The Board also considered that the fund’s management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund’s invest ment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incen tive to seek to achieve superior performance for the fund’s shareholders and helps to more closely align the interests of FMR and the fund’s shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked and the impact of the fund’s performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

32

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund’s negative performance adjustment on the fund’s management fee ranking.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund’s negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

33 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

Semiannual Report

34

expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment manage ment expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; (v) compensation of portfolio managers and research analysts; and (vi) the impact of partially closing the fund to new investors.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

35 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 36

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

37 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.
Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 38

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

39 Semiannual Report

39

Investment Adviser
Fidelity Management &
Research Company
Boston, MA

Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited

General Distributor
Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA

Custodian
State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® )	(automated phone logo) 1-800-544-5555

(automated phone logo) Automated line for quickest service

MAG USAN-1105 1.792157.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Magellan Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005